Segment reporting (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Total	$ 35,573,432	$ 50,957,974	$ 57,899,096
Activated Carbon [Member]
Total	35,573,432	$ 50,957,974	57,879,320
Biomass Electricity [Member]
Total	$ 0		$ 19,776